Related Party Transactions - Summary of Significant Transactions with Related Parties (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2015 KRW (₩)
KT Rental Co., Ltd. and KT Capital Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating income discontinued operations	₩ 6,634